Summary of Significant Accounting Policies (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Feb. 26, 2025 USD ($)	Jan. 09, 2025 USD ($)	Feb. 09, 2023 $ / shares
Summary of Significant Accounting Policies (Details) [Line Items]
Impairment of equity method investment				$ 454,679
Equity method investment			10,636,544	12,095,020
Exceed federally-insured limits	250,000		250,000
Federally insured limits	$ 840,000		2,413,000
Deferred offering costs				175,136
Deferred rental income			38,346	11,429
Advertising and marketing costs			$ 237,671	$ 1,666,721
Common stock, conversion price (in Dollars per share) | $ / shares	$ 11.25		$ 11.25	$ 22.5
Percentage of purchase					40.00%		40.00%
Reverse stock split	1-for-15		1-for-15	1:10
Carrying value equity method investment	$ 95,000
Redemption aggregate cash amount	1,745,000
Payment of equity investment	95,000
Regular payments on equity investments	75,000
Receivable from sale of equity method investment	1,650,000
Current assets	2,794,258		$ 3,236,498	$ 850,867
Non-current assets	7,815,531		$ 17,748,680	19,731,669
Dilutive securities	$ 162,473
Pre-Funded Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Warrants outstanding (in Shares) | shares	150,000		150,000
Epicon Biotech Co., Ltd [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Impairment of equity method investment				454,679
Equity method investment				$ 0
Dr. Yu Zhou [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest percent			40.00%
Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock, conversion price (in Dollars per share) | $ / shares				$ 67.5
Research and Development Expense [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Research and development expense			$ 0	$ 109,618
Business Combination [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Asset acquisition percentage			40.00%
Equity Method Investment [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Impairment charges			$ 259,579	9,651,361
Lab Services MSO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest percent	40.00%
Carrying value equity method investment	$ 11,000,000
Redemption aggregate cash amount	11,029,221
Carrying value of the extinguished	632,916
Current assets	975,000
Non-current assets	675,000
Lab Services MSO [Member] | Pre-Funded Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Carrying value equity method investment	$ 13,377,916
Laboratory Services MSO, LLC [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity method investment			259,579	$ 9,196,682
Laboratory Equipment [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Impairment of equity method investment			$ 111,033
RMB [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Foreign currency exchange rate			7.1889	7.0752
RMB [Member] | Asset and liability Accounts [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Foreign currency exchange rate			7.298	7.0786
United States [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Foreign currency exchange rate				1
United States [Member] | Asset and liability Accounts [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Foreign currency exchange rate				1
Deferred Offering Costs [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Deferred offering costs			$ 0
Series A Convertible Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Preferred stock, convertible conversion price (in Dollars per share) | $ / shares			$ 150
Series B Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity method investment					$ 11,000,000
Preferred stock, convertible conversion price (in Dollars per share) | $ / shares	$ 56.7		56.7				$ 56.7
Common stock, conversion price (in Dollars per share) | $ / shares	$ 56.7		56.7
Carrying value of the extinguished	$ 2,348,695
Series B Preferred Stock [Member] | Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Preferred stock, convertible conversion price (in Dollars per share) | $ / shares	$ 22.5
Series B Preferred Stock [Member] | Lab Services MSO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity method investment	$ 11,000,000
Series C Convertible Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Preferred stock, convertible conversion price (in Dollars per share) | $ / shares	$ 2.41		2.41
Series C Convertible Preferred Stock [Member] | Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Preferred stock, convertible conversion price (in Dollars per share) | $ / shares	15		2.41
Series A Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Preferred stock, convertible conversion price (in Dollars per share) | $ / shares	150		150
Series A Preferred Stock [Member] | Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Preferred stock, convertible conversion price (in Dollars per share) | $ / shares	67.5
Series D Convertible Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity method investment						$ 9,000,000
Preferred stock, convertible conversion price (in Dollars per share) | $ / shares	2.41		$ 2.41
Series D Convertible Preferred Stock [Member] | Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Preferred stock, convertible conversion price (in Dollars per share) | $ / shares	$ 2.41